Inventory (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory wrote-down	$ 1,100,000	$ 0	$ 300,000	$ 0	$ 0